Employees and directors (Tables)	12 Months Ended
Oct. 31, 2021
Employees and directors [Abstract]
Staff Costs
Staff costs

	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Staff costs
Wages and salaries	1,231.5	1,187.3	1,204.4
Redundancy and termination costs (non-exceptional)	1.2	1.0	0.5
Social security costs	103.5	97.5	93.6
Other pension costs	45.5	41.6	41.7
	1,381.7	1,327.4	1,340.2
Cost of employee share schemes (Share-based payments section below)	14.3	17.0	68.8
Total	1,396.0	1,344.4	1,409.0

Pension Costs
		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	Note	$m	$m	$m
Pension costs comprise:
Defined benefit schemes	22	11.3	10.4	9.0
Defined contribution schemes	22	34.2	31.2	32.7
Total		45.5	41.6	41.7

Average Monthly Number of People Employed by the Group
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	Number	Number	Number
Average monthly number of people
(including executive directors) employed by the Group:

Continuing operations
Sales and distribution	4,300	5,066	5,413
Research and development	5,272	5,091	5,056
General and administration	2,210	1,937	1,991
	11,782	12,094	12,460

Discontinued operation
Sales and distribution	-	-	164
Research and development	-	-	170
General and administration	-	-	3
	-	-	337

Total
Sales and distribution	4,300	5,066	5,577
Research and development	5,272	5,091	5,226
General and administration	2,210	1,937	1,994
Total	11,782	12,094	12,797

Directors
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Directors
Aggregate emoluments	5.4	4.1	3.7
Aggregate gains made on the exercise of share options	-	0.3	79.7
Total	5.4	4.4	83.4

Key Management Compensation
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Key management compensation
Short-term employee benefits	13.5	12.4	9.5
Share based payments	1.9	2.2	25.3
Total	15.4	14.6	34.8

Share-based Payment
	Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	$m	$m	$m
Share-based compensation – IFRS 2 charge	12.0	18.3	62.0
Employer taxes	2.3	(1.3)	6.8
Continuing operations	14.3	17.0	68.8
Discontinued operation	-	-	2.5
Total	14.3	17.0	71.3

Incentive Plan 2005 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Exercise Prices of Share Options
	Year ended October 31, 2021		Year ended October 31, 2020
	Number of awards	Weighted average exercise price of awards	Number of awards	Weighted average exercise price of awards
	‘000	pence	‘000	pence
Outstanding at November 1	14,222	-	9,227	6
Exercised	(576)	1	(734)	1
Forfeited/lapsed	(5,496)	-	(2,100)	22
Granted	4,566	-	7,829	-
Outstanding at October 31,	12,716	-	14,222	-
Exercisable at October 31,	732	5	938	4

Weighted Average Remaining Contractual Life of Outstanding Share Options
	October 31, 2021			October 31, 2020
Range of exercise prices	Weighted average exercise price pence	Number of awards ‘000	Weighted average remaining contractual life years	Weighted average exercise price pence	Number of awards ‘000	Weighted average remaining contractual life years
£0.10 or less	-	12,607	5.0	-	14,104	17.2
£0.11 – £1.00	13	109	1.8	13	118	2.8
	-	12,716	4.9	-	14,222	17.1

Unvested Awards Granted are Subject to Vesting Conditions
Unvested awards granted are subject to the following vesting conditions of either:

Performance criteria	Unvested options Number ‘000	Description
Free cash flow/ Relative TSR growth	4,267	Awards made with a free cash flow target and relative TSR target over a three-year period.
Continued employment	6,277	Awards under a continuing employment criteria over a two or three-year period.
Cumulative Earnings per share (“EPS”) growth	1,309
EPS for these awards is defined as Diluted Adjusted EPS*. Where the cumulative EPS growth over a three- or four-year period is at least equal to RPI plus 3% per annum 25% of awards will vest, with full vesting achieved when the cumulative EPS growth is RPI plus 9% per annum. Straight-line vesting will apply between these points.

Other	131	Various other vesting conditions
	11,984

* Earnings per share adjusted by adding back all exceptional items including the profit on the disposal of discontinued operation, share-based compensation charge and the amortisation of intangibles acquired in a business combination because they are individually or collectively material items that are not considered to be representative of the trading performance of the Group.

Disclosure of Significant Input of Share Based Payments	The significant inputs into the model for the year ended October 31, 2021 were:

	Year ended October 31, 2021	Year ended October 31, 2020
Weighted average share price at the grant date	£5.25	£2.50
Expected volatility	between 68.42% and 70.03%	72.85%
Expected dividend yield	between 4.89% and 5.10%	23.76%
Expected option life	two or three years	two years
Annual risk-free interest rate	between 0.75% and 0.80%	0.17%

Additional Share Grants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Exercise Prices of Share Options
	Year ended October 31, 2021				Year ended October 31, 2020
	Number of Options				Number of Options
	TAG ASGs	HPE Software ASGs	Total	Weighted average exercise price	TAG ASGs	HPE Software ASGs	Total	Weighted average exercise price
	‘000	‘000	‘000	pence	‘000	‘000	‘000	pence
Outstanding at November 1	446	-	446	-	461	3,215	3,676	-
Granted	-	-	-	-	-	-	-	-
Exercised	(40)	-	(40)	-	(15)	-	(15)	-
Surrendered	-	-	-	-	-	(2,385)	(2,385)	-
Lapsed	-	-	-	-	-	(830)	(830)	-
Outstanding at October 31,	406	-	406	-	446	-	446	-
Exercisable at October 31,	406	-	406	-	446	-	446	-

Weighted Average Remaining Contractual Life of Outstanding Share Options
	October 31, 2021			October 31, 2020
Range of exercise prices	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)	Weighted average exercise price pence	Number of options ‘000	Weighted average remaining contractual life (years)
₤0.00	-	406	3.1	-	446	4.1
	-	406	3.1	-	446	4.1

Sharesave Plan and Employee Stock Purchase Plan 2006 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Exercise Prices of Share Options
Further Sharesave and ESPP grants were made during the 12 months to October 31, 2021.

Sharesave

	Year ended October 31, 2021		Year ended October 31, 2020
	Number of options ‘000	Weighted average exercise price pence	Number of options ‘000	Weighted average exercise price pence
Outstanding at November 1	1,935	293	438	1,221
Exercised	(2)	241	-	1,023
Forfeited	(316)	408	(912)	855
Granted	355	203	2,409	338
Outstanding at October 31	1,972	259	1,935	293
Exercisable at October 31	14	1,023	-	-

Number of options ‘000	Date of grant	Exercise price per share pence	Exercise period
13	August 3, 2018	1,023.0	October 1, 2021 – March 31, 2022
1	August 3, 2018	1,159.0	October 1, 2021 – March 31, 2022
8	March 7, 2019	1,344.0	April 1, 2022 – September 30, 2022
1	March 7, 2019	1,533.0	April 1, 2022 – September 30, 2022
6	August 5, 2019	1,411.0	October 1, 2021 – March 31, 2023
1	August 5, 2019	1,574.3	October 1, 2021 – March 31, 2023
54	March 5, 2020	617.7	April 1, 2023 – September 30, 2023
3	March 5, 2020	728.2	April 1, 2023 – September 30, 2023
1,494	August 21, 2020	241.3	October 1, 2023 – March 31, 2024
86	August 21, 2020	241.1	October 1, 2023 – March 31, 2024
135	March 5, 2021	373.2	April 1, 2024 – September 30, 2024
10	March 5, 2021	373.2	April 1, 2024 – September 30, 2024
160	August 6, 2021	321.8	October 1, 2024 – March 31, 2025
1,972

ESPP
	Year ended October 31, 2021		Year ended October 31, 2020
	Number of options ‘000	Weighted average exercise price ‘000	Number of options ‘000	Weighted average exercise price pence
Outstanding at November 1	2,255	617	1,192	1,182
Exercised	(1,022)	1,430	(1,472)	1,027
Forfeited	(238)	1,341	(423)	1,082
Granted	2,789	360	2,958	660
Outstanding at October 31,	3,784	384	2,255	617
Exercisable at October 31,	-	-	-	-

Number of options ‘000	Date of grant	Exercise price per share pence	Exercise period
684	March 1, 2020	635.9	March 1, 2022 – May 31, 2022
1,085	September 1, 2020	270.2	September 1, 2022 – October 1, 2022
1,258	April 1, 2021	369.2	March 1, 2023 – May 31, 2023
757	October 1, 2021	344.8	October 1, 2023 – November 1, 2023
3,784

Disclosure of Significant Input of Share Based Payments
The significant inputs into the model for the year ended October 31, 2021 were:

	Year ended October 31, 2021	Year ended October 31, 2020
Weighted average share price at the grant date	£4.23	£4.38
Expected volatility	between 68.86% and 77.52%	between 57.72% and 72.37%
Expected dividend yield	between 4.73% and 5.78%	between 8.22% and 16.11%
Expected option life	two or three years	two or three years
Annual risk-free interest rate	between 0.52% and 0.76%	between 0.20% and 0.52%